NOTES PAYABLE – NON-RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE – NON-RELATED PARTIES

NOTE 6 – NOTES PAYABLE – NON-RELATED PARTIES

Effective January 1, 2016, the Company acquired three vehicles from various related parties in exchange for the assumption of the liabilities related to those vehicles. The liabilities assumed are as follows at December 31, 2021 and December 31, 2020.

	December 31,	December 31,
	2021	2020

Loan secured by a tour bus, payable in monthly payments of $1,426 including interest at 12% per annum through January 2023 when the remaining balance is payable.	$12,939	$15,649

Total recorded as current liability	$12,939	$15,649

Current and long-term portion. Total loan balance is reported as current because loan was past due and is expected to be repaid within one year.